Commitments and Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of commitments and contingencies [abstract]
Information about exposure arising from leases not yet commenced to which lessee is committed	The Group does not have lease contract that have not yet commenced as of December 31, 2024.
Operating lease contract not yet commenced	¥ 0
Capital commitments related to property, plant and equipment	¥ 310,700,000	$ 43.3	¥ 175,900,000